Property and Equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment, net

Note 6(A). Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Computers and other hardware	$504	$504
Office, furniture, and equipment	160	167
Leasehold improvements	90	94
Vehicles and other fixed assets (excluding computers)	80	35
	834	800
Less: accumulated depreciation	(529)	(452)
Total property and equipment, net	$305	$348

The Company recognized depreciation expense related to property and equipment in the consolidated statements of operations and comprehensive loss of $96.8 thousand and $108.6 thousand during the year ended December 31, 2025 and 2024 respectively.